NOTE PAYABLE (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Jan. 26, 2022	Mar. 05, 2021	Apr. 16, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 08, 2021	Mar. 01, 2019
Short-Term Debt [Line Items]
Notes payable				$ 115,244		$ 115,244		$ 180,244
Debt Instrument, interest rate							3.00%
Repayment of debt	$ 40,000			20,000	$ 10,000	50,000	$ 40,000
Debt Instrument, Face Amount								$ 180,244
Forgiven percentage		100.00%
Gain on debt extinguishment (PPP)		$ 90,100			$ 90,100	90,100
First Six Months [Member]
Short-Term Debt [Line Items]
Repayment of debt				1,000		1,000
Seven and Eight Months [Member]
Short-Term Debt [Line Items]
Repayment of debt				2,000		2,000
Nine Through Twenty Three Months [Member]
Short-Term Debt [Line Items]
Repayment of debt				5,000		5,000
24th Month [Member]
Short-Term Debt [Line Items]
Notes payable				180,224		180,224
13 Months [Member]
Short-Term Debt [Line Items]
Repayment of debt				5,000		5,000
14 Months [Member]
Short-Term Debt [Line Items]
Notes payable						57,622
Repayment of debt				57,622
20 Months [Member]
Short-Term Debt [Line Items]
Notes payable						57,622
Repayment of debt				57,622
Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Repayment of debt				$ 20,000		$ 50,000
Huntington National Bank [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate			1.00%
Proceeds from Bank Debt			$ 90,100
Debt instrument, maturity date			Apr. 16, 2020
Notre Dame [Member] | Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Notes payable									$ 265,244
Debt Instrument, interest rate									10.00%